PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 77,611	$ 64,920
Less accumulated depreciation	41,748	33,214
Depreciated cost	35,863	31,706
Depreciation	14,610	12,126	$ 8,724
Reduction to the cost and accumulated depreciation of fully depreciated equipment no longer in use	5,923	2,841
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	41,101	34,831
Computers, peripheral equipment and electronic equipment
Property, Plant and Equipment [Line Items]
Cost	27,449	22,534
Internal use software [Member]
Property, Plant and Equipment [Line Items]
Cost	2,467	1,891
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Cost	6,464	5,664
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 130